Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
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Summary Of Estimated Useful Lives For Property, Plant and Equipment
The estimated useful lives for the current and comparative years are as follows:

•	Computers	2 - 3 years
•	Building and renovation	3 - 4 years
•	Motor vehicles	5 - 7 years
•	Office and other equipment	4 - 5 years

Summary Of Estimated Useful Lives For Intangible Assets	The estimated useful lives for the current and comparative years are as follows.

•	Software	3 years
•	Non-compete agreement	4 years
•	Other intangible assets	3 years